Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	December 31	December 31
	2022	2021
	USD thousands	USD thousands

Cash in USD	4,060	15,596
Cash in NIS	1,116	1,688
Cash in Euro	1,106	1,892
Cash in GBP	2	-
Total cash and cash equivalents	6,284	19,176